Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Payable
Summary of taxes payable

	As of December 31,
	2018	2019
	RMB	RMB
Enterprise income taxes payable	29,834	45,771
Withholding individual income taxes for employees	5,811	17,537
VAT payable	5,285	2,025
Others	622	272
Total	41,552	65,605